Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

27. Commitments and contingencies

Operating leases agreements

The Group leases office space and certain equipment under non-cancellable operating lease agreements that expire at various dates through June 2026. Those lease agreements provide for periodic rental increases based on both contractual incremental rates and inflation rates adjustments over the leased periods. Some of these lease agreements include terms of renewal ranging from one to ten years upon expiry of their respective original lease terms, without purchase options or escalation clause. If these lease agreements are not renewed, the Group is obligated to remove the facilities constructed under certain of its warehouse space lease contracts, although the Group expects such related removal costs to be not significant.

During the three years ended December 31, 2016, 2017 and 2018, the Group incurred rental expenses amounting to RMB248,264,  RMB493,248 and RMB595,300, respectively.

As of December 31, 2018, minimum lease payments under all non‑cancellable leases were as follows:

RMB
Year ending December 31, 2019	398,044
Year ending December 31, 2020	172,549
Year ending December 31, 2021	84,475
Year ending December 31, 2022	49,863
Year ending December 31, 2023	38,426
Thereafter	7,937
Total minimum lease payments	751,294

Capital commitment

As of December 31, 2018, the Group has contracted for capital expenditures of RMB2,638,129 (2017: RMB2,345,658).

Other commitments

The Group has invested RMB126.1 million into a private equity fund (Note 12(c) (i)) as of December 31, 2018, and further investment will be made upon call from general partner of the fund from time to time to a maximum limit of US$250 million.

The Group also commits to purchase services from one of its related parties at the amounts of RMB390,378 (US$60.0 million) from the year ended December 31, 2021 to 2023.

During the year ended December 31, 2017, the Group entered into a cooperative lending arrangement with a bank, whereby the Group and the bank will jointly fund financing to individuals. Under this arrangement, the Group is obligated to compensate the bank, if the bank’s lending portion becomes overdue by more than 80 days. The bank’s lending portion under the arrangement was approximately RMB117.7 million as of December 31, 2018.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.